Income tax (Tables)	12 Months Ended
Jun. 30, 2026
Income Tax
Schedule of reconciliation of income taxes

	2026	2025	2024
Loss before income taxes	$(25,145)	$(35,336)	$(631)
Statutory tax rate	26.5%	26.5%	26.5%
Expected income tax benefit (expense)	(6,664)	(9,364)	(167)
Permanent differences	719	(1,136)	175
Federal and state tax credits	(288)	-	-
Employee share compensation	-	-	228
Goodwill impairment loss	-	4,827	1,087
Adjustment to prior years provision versus statutory tax return	889	-	724
Adjustment to prior years provision after carry back of tax credits and losses	(1,809)	-	-
Changes in statutory, foreign tax, foreign exchange rates and other	183	223	(30)
Change in unrecognized temporary differences	6,121	1,230	929
Total income tax expense (recovery)	(849)	(4,220)	2,946

Current tax expense (recovery)	(477)	953	2,962
Deferred tax expense (recovery)	(372)	(5,173)	(16)
Total income tax expense (recovery)	$(849)	$(4,220)	$2,946

Schedule of deferred tax liability

The components of the net deferred tax liability are as follows:

	2026	2025
Deferred tax assets:
Lease liabilities	$1,787	$1,820
Loss carry forward	881	1,423
Asset retirement obligation	353	330
	3,021	3,573
Deferred tax liabilities:
Intangible assets	(3,184)	(3,948)
Derivative financial instruments	(105)	(82)
Property, plant and equipment	(3,211)	(3,517)
Right-of-use assets	(1,875)	(1,794)
Long-term debt	(111)	(67)
	(8,486)	(9,408)
Net deferred tax liabilities	$(5,465)	(5,835)

POWERBANK CORPORATION

Notes to Consolidated Financial Statements

(Expressed in thousands of Canadian dollars, except per share amounts and as otherwise indicated)

For the years ended June 30, 2026, 2025 and 2024

28.	Income tax (continued):

	2026	2025
Deferred tax liabilities resulted from acquisition of OFIT GM & OFIT RT	$(1,073)	$(1,073)
Deferred tax liabilities resulted from acquisition of Solar Flow Through Funds	(9,937)	(9,937)
Deferred tax recovery	5,545	5,175
Net deferred tax liabilities	$(5,465)	$(5,835)

Schedule of unrecognized deductible temporary differences

The unrecognized deductible temporary differences are attributable to the following:

	2026	2025
Interest expense	$179	$-
Lease liabilities	804	331
Fair value change of warrant liabilities	289	-
Loss carry forwards	49,873	13,719
Property, plant and equipment	(1,855)	4,072
Right-of-use assets	(670)	(306)
Long-term debt	(697)	(261)
Intangible assets	(3,818)	(3,487)
Foreign exchange	(1)	76
Asset retirement obligation	(80)	-
Passthrough interest	59	38
Passthrough income	(668)	(441)
Solar tax credit	2,147	3,060
Restricted interest and financing expenses	3,390	1,715
Net deferred tax assets	$48,952	$18,516